Accounts receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Trade receivables

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Receivables from collaboration agreements	4,093	1,111

Total	4,093	1,111